Estimated Fair Values of Significant Financial Instruments (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 3,479,981		¥ 3,461,493
Held-to-maturity securities	40,725		18,766
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	3,642,235	[1]	3,569,760	[1]
Held-to-maturity securities	40,725		18,766
Debt	(4,100,435)		(4,101,675)
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	3,701,218	[1]	3,638,964	[1]
Held-to-maturity securities	40,649		18,862
Debt	¥ (4,159,300)		¥ (4,191,389)

[1]	The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table exclude ¥411,228 million and ¥333,979 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table also include ¥519,495 million and ¥496,233 million of finance receivables classified as trade receivables and other assets in the consolidated balance sheets, respectively.